Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000006467
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	A
Trading Symbol	USGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 196,271,008
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,271,008
# of Portfolio Holdings	176
Portfolio Turnover Rate	285%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	- 54.7%
Not Rated	2.3%
BB	3.5%
AAA	149.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	C
Trading Symbol	MSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.62%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%
AssetsNet	$ 196,271,008
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,271,008
# of Portfolio Holdings	176
Portfolio Turnover Rate	285%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	- 54.7%
Not Rated	2.3%
BB	3.5%
AAA	149.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006470
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	I
Trading Symbol	USGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 196,271,008
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,271,008
# of Portfolio Holdings	176
Portfolio Turnover Rate	285%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	- 54.7%
Not Rated	2.3%
BB	3.5%
AAA	149.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006469
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	L
Trading Symbol	USGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
AssetsNet	$ 196,271,008
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,271,008
# of Portfolio Holdings	176
Portfolio Turnover Rate	285%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	- 54.7%
Not Rated	2.3%
BB	3.5%
AAA	149.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports